General Information (Tables)	12 Months Ended
Dec. 31, 2019
General Information [Abstract]
Schedule of Major Shareholders and their Respective Percentage of Ownership	The Parent Company’s major shareholders and their respective percentage of ownership as of December 31, 2019 are as follows:
	Number of shares	Ownership (%)
GungHo Online Entertainment, Inc.	4,121,737	59.31
Others	2,827,163	40.69
	6,948,900	100.00

Schedule of Consolidated Subsidiaries

Details of the consolidated subsidiaries as of December 31, 2019 and 2018 are as follows:

		Percentage of ownership (%)
Subsidiary	Location	2019	2018	Fiscal year end	Main business
Gravity Interactive, Inc.	U.S.A.	100.00	100.00	December	Online and mobile game services
Gravity Entertainment Corp(*1)	Japan	100.00	100.00	December	Animation production, distribution, and game services
NeoCyon, Inc.(*2)	Korea	99.24	98.73	December	Mobile game development and service
Gravity Communications Co., Ltd.	Taiwan	100.00	100.00	December	Online and mobile game services
PT Gravity Game Link(*3)	Indonesia	70.00	—	December	Online and mobile game services
Gravity Game Tech Co., Ltd.(*4)	Thailand	100.00	—	December	Online and mobile game services
Gravity Game Arise Co., Ltd.(*5)	Japan	100.00	—	December	Online and mobile game services

(*1)	As of December 31, 2019, Gravity Entertainment Corp. is in process of liquidation pursuant to management’s resolution in December 2019.
(*2)	During the year ended December 31, 2019, the Parent Company participated in paid-in capital increase of Neo Cyon, Inc., which resulted in increase of ownership interest of the Parent Company.
(*3)	PT Gravity
Game Link was established during the year ended December 31, 2019 with 70% ownership interest held by the Parent Company.
(*4)	Gravity Game Tech Co., Ltd. was established during the year ended December 31, 2019 with 100% ownership interest held by the Parent Company.
(*5)	Gravity Game Arise Co., Ltd. was established during the year ended December 31, 2019 with 100% ownership interest held by the Parent Company.

Schedule of Consolidated Financial Information Subsidiaries

Details of the condensed financial information of subsidiaries as of December 31, 2019 and 2018 are as follows:

	2019
Subsidiaries		Total assets(*)		Total liabilities(*)		Revenue(*)		Profit(loss) For the period(*)
	(In millions of Korean won)
Gravity Interactive, Inc.	~~W~~	39,296	~~W~~	29,112	~~W~~	230,029	~~W~~	12,804
Gravity Entertainment Corp.		44		52		263		(443)
NeoCyon, Inc.		9,145		6,728		25,347		(982)
Gravity Communications Co., Ltd.		19,964		8,227		21,811		5,637
PT Gravity Game Link		960		202		745		(437)
Gravity Game Tech Co., Ltd.		4,008		2,624		2,295		(1,973)
Gravity Game Arise Co., Ltd.		1,841		1,343		771		(35)

(*)	Amount before offsetting the related party transactions.

	2018
Subsidiaries		Total assets(*1)		Total liabilities(*1)		Revenue(*1)		Profit(loss) For the period(*1)
	(In millions of Korean won)
NeoCyon, Inc.	~~W~~	6,620	~~W~~	5,210	~~W~~	22,783	~~W~~	(2,057)
Gravity Interactive, Inc.		79,806		80,017		84,329		(2,511)
Gravity Entertainment Corp.		509		96		157		30
Gravity Communications Co., Ltd.		8,231		2,352		2,201		205
Gravity Games Corp.(*2)		—		—		12		4,165

(*1)	Amount before offsetting the related party transactions.
(*2)	Gravity Games Corp. was liquidated during 2018 and has been excluded from subsidiary since then.